Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,342,653	$ 4,760,705
Cost of revenue	1,187,180	5,367,636
Gross profit (loss)	155,473	(606,931)
Operating expenses:
General and administrative, related parties	960,000	960,000
Loss associated with early termination of vendor agreement		1,755,082
General and administrative, other	2,659,155	2,929,899
Total operating expenses	3,619,155	5,644,981
Loss from continuing operations	(3,463,682)	(6,251,912)
Other (income) expenses:
Interest expense	4,014,997	4,351,333
Gain on change in fair value of derivatives	(1,005,585)	(3,212,113)
Gain on litigation settlement	(271,360)
Total Other (Income) Expenses	2,738,052	1,139,220
Loss from continuing operations before income taxes	(6,201,734)	(7,391,132)
Income tax provision
Net loss from continuing operations	(6,201,734)	(7,391,132)
Discontinued Operations:
Income from discontinued operations, net of tax	3,573	21,451
Net loss	$ (6,198,161)	$ (7,369,681)
Loss from contuining operations per share of common stock, basic	$ (0.00)	$ (0.00)
Loss from contuining operations per share of common stock fully diluted	(0.00)	(0.00)
Income from discontinued operations per share of common stock, basic	0.00	0.00
Income from discontinued operations per share of common stock, fully diluted	0.00	0.00
Loss per share basic	(0.00)	(0.00)
Loss per share fully diluted	$ (0.00)	$ (0.00)
Weighted average shares outstanding basic	6,345,758,683	4,980,801,687
Weighted average shares outstanding diluted	6,345,758,683	4,980,801,687